Prepaid Expenses and Other Receivable (Tables)	12 Months Ended
Mar. 31, 2019
Prepaid Expenses and Other Receivable [Abstract]
Schedule of prepaid expenses and other receivable
	2019	2018
Year ended March 31,	in 000'$	in 000'$
Prepaid expenses	19	16
R&D credits	208	-
Other receivables	55	28
	$282	$44